Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 2,217	£ 2,714	£ 2,183
Profit after tax from discontinued operations	74	5,083	171
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(218)	(1,362)	2,172
Net gains on equity instruments designated at fair value through other comprehensive income	0	0	12
Net (losses)/gains in respect of cash flow hedging of capital expenditure	(37)	10	(1)
Tax on items that will never be reclassified to profit or loss	59	341	(496)
Total items from continuing operations that will never be reclassified to profit or loss	(196)	(1,011)	1,687
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	(335)	883	630
Exchange differences reclassified to the consolidated income statement on disposal	0	(170)	0
Net gains/(losses) in respect of cash flow hedges	240	0	(57)
Net gains/(losses) in respect of cost of hedging	26	(16)	1
Net gains/(losses) on investment in debt instruments measured at fair value through other comprehensive income	21	(25)	(11)
Share of other comprehensive income of associates, net of tax	0	1	1
Tax on items that may be reclassified subsequently to profit or loss	(66)	11	15
Total items from continuing operations that may be reclassified subsequently to profit or loss	(114)	684	579
Other comprehensive (loss)/income for the year, net of tax from continuing operations	(310)	(327)	2,266
Other comprehensive income/(loss) for the year, net of tax from discontinued operations	10	(227)	211
Other comprehensive (loss)/income for the year, net of tax	(300)	(554)	2,477
Total comprehensive income for the year from continuing operations	1,907	2,387	4,449
Total comprehensive income for the year from discontinued operations	84	4,856	382
Total comprehensive income/(loss) for the year	1,991	7,243	4,831
Attributable to:
Equity shareholders of the parent from continuing operations	1,906	2,386	4,447
Equity shareholders of the parent from discontinued operations	84	4,856	382
Equity shareholders of the parent	1,990	7,242	4,829
Non-controlling interests	£ 1	£ 1	£ 2